Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

	June 30,	December 31,
	2021	2020
	(US$ in millions)
	(Unaudited)	(Audited)
Non-current portion
Senior Notes	$7,000	$7,000
Bank loans	504	—
Lease liabilities	125	124
Other borrowings	1	—
	7,630	7,124
Less: deferred financing costs	(77)	(80)
	7,553	7,044
Current portion
Lease liabilities	19	21
Other borrowings	1	—
	20	21
Total borrowings	$7,573	$7,065

	December 31,
	2019	2020
	(US$ in millions)
Non-current portion
Senior Notes, unsecured	$5,535	$7,000
Lease liabilities	128	124
	5,663	7,124
Less: deferred financing costs	(74)	(80)
	5,589	7,044
Current portion
Lease liabilities	19	21
Total borrowings	$5,608	$7,065

Disclosure of reconciliation of liabilities arising from financing activities

	Senior Notes	Lease liabilities	Deferred financing costs	Net interest payables(ii)	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2019	$5,515	$135	$(88)	$83	$—	$5,645
Adjustments arising from adoption of IFRS 16	—	6	—	—	—	6
Restated opening balance	5,515	141	(88)	83	—	5,651
Financing cash flows	—	(13)	(2)	(274)	(2,051)	(2,340)
Non-cash changes:
Accruals	—	19	1	274	2,054	2,348
Amortization	—	—	15	—	—	15
Foreign exchange movement	—	—	—	—	(3)	(3)
Fair value adjustment of the interest rate swaps	20	—	—	—	—	20
Balance as at December 31, 2019	$5,535	$147	$(74)	$83	$—	$5,691

	Senior Notes	Bank loans(i)	Lease liabilities	Deferred financing costs	Net interest payables(ii)	Dividend payables	Total
	(US$ in millions)
Balance as at January 1, 2020	$5,535	$—	$147	$(74)	$83	$—	$5,691
Financing cash flows	1,496	(1)	(11)	(20)	(209)	(1,030)	225
Non-cash changes:
Original issue discount	4	—	—	(4)	—	—	—
Accruals	—	—	9	—	282	1,025	1,316
Amortization	—	—	—	17	—	—	17
Foreign exchange movement	—	1	—	1	—	5	7
Fair value adjustment of the interest rate swaps	(35)	—	—	—	—	—	(35)
Balance as at December 31, 2020	$7,000	$—	$145	$(80)	$156	$—	$7,221

(i)The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.
(ii)The balance of net interest payables in this table represents the net balance of interest payables and interest rate swap receivables and the cash flows from net interest payables represent the net amount of interest income received from interest rate swaps and interest payment made.